SUBSEQUENT EVENTS (Details)		1 Months Ended
	Aug. 05, 2021 USD ($) $ / shares shares	Apr. 15, 2021 USD ($) ft²	Mar. 31, 2021 $ / shares	Jul. 08, 2020 $ / shares
SUBSEQUENT EVENTS (Details) [Line Items]
Amount of committed to invest	$ 50,000,000
Purchase price per share (in Dollars per share) | $ / shares			$ 10.00
Cepton Technologies, Inc. [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Purchase price per share (in Dollars per share) | $ / shares				$ 8.3736
Private Investment in Public Equity [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Number of purchase of offering shares (in Shares) | shares	5,000,000
Purchase price per share (in Dollars per share) | $ / shares	$ 10.00
Forecast [Member] | Cepton Technologies, Inc. [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Office space (in Square Feet) | ft²		92,842
Lease agreement description		The lease is estimated to begin on June 1, 2021 and is set to expire on January 31, 2023.
Monthly rent		$ 139,300
Lease term		143,400
Total lease payments		$ 2,261,600